Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Assumptions) (Details) - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Expected forfeiture rate (post-vesting)	12.00%
Weighted average expected option life	9 years	7 years	7 years
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of share options	$ 12.26	$ 10.35	$ 3.26
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.36%	2.14%	1.90%
Exercise multiple		2	2
Expected forfeiture rate (post-vesting)		0.00%	0.00%
Volatility rate	40.00%	39.00%	43.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.51%	3.00%	2.77%
Exercise multiple		3	3
Expected forfeiture rate (post-vesting)		12.00%	12.00%
Volatility rate	46.00%	47.00%	50.00%